Derivative warrant liabilities - Warrant transactions (Details)	10 Months Ended
Jan. 31, 2024 $ / shares shares
Number of Warrants
Number of warrants outstanding, Ending | shares	13,070,000
Weighted Average Exercise Price
Weighted Average Exercise Price per share, Ending | $ / shares	$ 11.50
Public warrants
Number of Warrants
Issued | shares	12,500,000
Number of warrants outstanding, Ending | shares	12,500,000
Weighted Average Exercise Price
Issued, Weighted average exercise price | $ / shares	$ 11.50
Weighted Average Exercise Price per share, Ending | $ / shares	$ 11.50
Private warrants
Number of Warrants
Issued | shares	570,000
Number of warrants outstanding, Ending | shares	570,000
Weighted Average Exercise Price
Issued, Weighted average exercise price | $ / shares	$ 11.50
Weighted Average Exercise Price per share, Ending | $ / shares	$ 11.50